Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 473,931,909.57
Previously Paid Amount	0.00
Total Fee Amount	72,558.98
Total Offset Amount	0.00
Net Fee	72,558.98
Narrative - Max Aggregate Offering Price	$ 473,931,909.57
Final Prospectus	true